FINANCIAL INSTRUMENT (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
SCHEDULE OF FINANCIAL INSTRUMENT

The following table shows a reconciliation from the opening balances to the ending balances for Level 3 fair value:

	2021	2022
	SGD’000	SGD’000
As of January 1,	240	243
Purchases	-	-
Change in fair value recognized in profit or loss	3	2
As of December 31,	243	245